Property Plant and Equipment - Additional Information (Detail) € in Millions			12 Months Ended
	Nov. 01, 2016 CLP ($)	Aug. 31, 2016 CLP ($)	Dec. 31, 2017 CLP ($) Project	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2009 CLP ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			$ 283,819,250,000	$ 267,113,692,000
Investment on property plant and equipment, maintenance to plants			203,460,335,000	189,259,095,000
Investment on property plant and equipment, network extensions and investments to optimize the operation			79,028,802,000	76,355,399,000
Capitalized borrowing costs			4,078,463,000	3,001,211,000	$ 2,221,329,000
Weighted average borrowing rate					9.00%
Employee expenses capitalized, included in Other work performed by the entity and capitalized in Comprehensive Income Statement			14,388,987,000	16,096,852,000	$ 21,004,053,000
Property plant and equipment held under finance leases			$ 18,508,931,000	19,363,190,000
Lease agreement period			20 years
Annual interest rate			6.50%				6.50%
Operating lease contracts for material assets			$ 2,969,436,000	3,250,503,000	10,098,166,000
Contractual commitments for the acquisition of property, plants and equipment			376,627,392,000	416,684,117,000
Property, plant and equipment pledged as security for liabilities			0	0
Civil Liability Insurance Amount			$ 368,645,000,000				€ 500
Group recognized impairement loss						$ 12,581,947,000
Impairment Test Period			5 years
Impairment loss recognized			$ 7,937,817,000	5,141,179,000	7,110,308,000
Impairment loss recognized		$ 32,834,160,000
Impairment loss recognized		$ 2,549,926,000
Percentage of impairment related cost			100.00%				100.00%
Neltume Project [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized			$ 21,975,641,000	20,459,461,000
Choshuenco Projects [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized			3,130,270,000	3,748,124,000
GasAtacama Chile S.A. [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized	$ 12,578,098,000
Enel Generacion Chile [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized				$ 6,577,946,000	2,522,445,000
Impairment loss recognized					$ 2,706,830,000
Impairment loss recognized			$ 1,096,137,000
Percentage of impairment related cost			100.00%	100.00%			100.00%
Number of thermal project | Project			2
Provision recognized			$ 2,244,900,000
Enel Generación Chile S.A. [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Allowance For Impairment Losses								$ 43,999,600,000
Generating Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks			737,290,000,000				€ 1,000
Distribution Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Civil Liability Insurance Amount			$ 36,864,500,000				€ 50
Bottom of Range [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Weighted average borrowing rate			7.12%	7.95%
Top of Range [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Weighted average borrowing rate			7.95%	9.00%